PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	2024	2023
Cost	2,707,685,224	2,640,923,667
Accumulated depreciation	(1,653,486,784)	(1,591,024,446)
Total	1,054,198,440	1,049,899,221
Land	13,409,283	13,409,304
Plant and buildings	167,644,965	172,015,595
Machinery, equipment and spare parts	721,142,634	738,783,770
Transportation and load vehicles	16,203,313	14,899,161
Furniture and fixtures	992,082	1,160,335
Fields and quarries	78,716,900	73,510,861
Tools	1,261,854	1,359,818
Construction in process	54,827,409	34,760,377
Total	1,054,198,440	1,049,899,221
Cost

	Land	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Works in process	Total
Balance as of January 1, 2023	13,523,335	660,600,429	1,356,334,382	170,427,966	47,419,366	300,435,352	9,346,678	11,207,014	2,569,294,522
Additions	157	1,869,563	-	-	-	922,654	-	78,050,517	80,842,891
Disposal	(114,188)	(5,070,582)	(2,682,803)	(1,344,559)	(1,614)	-	-	-	(9,213,746)
Transfers	-	10,290,001	14,155,285	4,085,572	355,120	24,998,156	613,020	(54,497,154)	-
Balance as of December 31, 2023	13,409,304	667,689,411	1,367,806,864	173,168,979	47,772,872	326,356,162	9,959,698	34,760,377	2,640,923,667
Additions	-	1,112,144	-	-	-	309,724	-	69,068,891	70,490,759
Disposal	(21)	(369,833)	-	(2,723,583)	-	(635,765)	-	-	(3,729,202)
Transfers	-	6,765,621	18,589,769	6,118,226	216,634	16,915,740	395,869	(49,001,859)	-
Balance as of December 31, 2024	13,409,283	675,197,343	1,386,396,633	176,563,622	47,989,506	342,945,861	10,355,567	54,827,409	2,707,685,224
Accumulated depreciation and impairment in value

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Total
Balance as of January 1, 2023	(488,152,260)	(594,958,499)	(154,806,263)	(46,169,105)	(236,305,403)	(8,163,927)	(1,528,555,457)
Disposal	5,070,582	2,425,860	875,221	1,318	-	-	8,372,981
Depreciation	(12,592,138)	(36,490,455)	(4,338,776)	(444,750)	(16,539,898)	(435,953)	(70,841,970)
Balance as of December 31, 2023	(495,673,816)	(629,023,094)	(158,269,818)	(46,612,537)	(252,845,301)	(8,599,880)	(1,591,024,446)
Disposal	-	-	2,604,060	-	-	-	2,604,060
Depreciation charge	(11,878,562)	(36,230,905)	(4,694,551)	(384,887)	(11,383,660)	(493,833)	(65,066,398)
Balance as of December 31, 2024	(507,552,378)	(665,253,999)	(160,360,309)	(46,997,424)	(264,228,961)	(9,093,713)	(1,653,486,784)
13.1. Impairment of property, plant and equipment
The Group tests property, plant and equipment for impairment when circumstances indicate that their carrying value may be impaired.
The impairment test conducted by the Group for property, plant and equipment is based on estimates of the recoverable amount per cash-generating unit, which has been defined as the higher of fair value less costs to sell and value in use. In assessing the value in use, the estimated future cash flows are discounted using a discount rate reflecting market assessments as of the end of the period with respect to the time value of money considering the risks that are specific to the assets involved.
The calculation of the value in use for all cash-generating units is more sensitive to the following assumptions which, as described below, were considered by Group Management in the development of the impairment test: volumes, prices, gross margins, levels of operating expenses and capital expenditure in property, plant and equipment and working capital, discount rate, growth rate used to extrapolate cash flows beyond the forecast period, and macroeconomic variables estimated to be present during the projection horizon including, without limitation, exchange rates, inflation levels, and GDP growth.

The Group has also considered a number of other factors in reviewing impairment indicators, such as market capitalization, participation in each of the segments where it does business, unused installed capacity, industry trends, potential environmental impact, and other factors, together with the increase in property, plant and equipment balances due to the application of the restatement in constant currency as a result of applying IAS 29 in relation to those assets.

As of December 31, 2024, 2023 and 2022, the Company determined that property, plant and equipment amounts are recoverable for each cash-generating unit which are detailed below: (a) cement, masonry cement and lime, (b) concrete, (c) aggregates and (d) rail services.

The determination of the recoverable amount of each cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. For the rail services cash-generating unit it has been also considered the potential impact that may derive from terminating the current concession and continuing in business as a railway operator, as mentioned in Note 36, and the Management estimate about the term for which the Group will provide rail services.

The discount rate used in cash flow projections has been calculated in US dollars considering that cash flows have been prepared in that currency and are detailed below.
As a result of the analysis carried out, no impairment has been determined for any cash-generating unit as December 31, 2024.

	2024	2023
Cash-generating unit
Cement, Masonry Cement and Lime	11.42%	15.45%
Concrete	11.42%	15.45%
Aggregates	11.42%	15.45%
Rail Services	12.33%	16.09%